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WASHINGTON NATIONAL INSURANCE COMPANY




Annual Report
to Contract Owners

December 31, 2006










                                     WASHINGTON NATIONAL VARIABLE ANNUITY FUND B

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2006

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WASHINGTON NATIONAL VARIABLE ANNUITY FUND B                                                 PAGE
Statement of Assets and Liabilities as of December 31, 2006.................................   1
Statements of Operations for the Years Ended December 31, 2006 and 2005.....................   2
Statements of Changes in Net Assets for the Years Ended December 31, 2006 and 2005..........   2
Notes to Financial Statements...............................................................   3
Report of Independent Registered Public Accounting Firm.....................................   5

WASHINGTON NATIONAL VARIABLE ANNUITY FUND B
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2006

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Assets:
   Investments in portfolio shares, at net asset value (Note 2)
     Fundamental Investors, Class A, 22,181.670 shares, (cost $174,244).............................................      $888,376
   Due from Washington National Insurance Company...................................................................        79,560
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   Net assets.......................................................................................................      $967,936
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                                                                                                                       TOTAL VALUE
                                                                                               UNITS      UNIT VALUE     OF UNITS
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Net assets attributable to:
   Contract owners' deferred annuity reserves:
     Fundamental Investors.............................................................      14,783.2     $44.555538      $658,673
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       Net assets attributable to contract owners' deferred annuity reserves........................................       658,673
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   Contract owners' annuity payment reserves:
     Fundamental Investors..........................................................................................       309,263
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       Net assets attributable to contract owners' annuity payment reserves.........................................       309,263
         Net assets.................................................................................................      $967,936
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UNIT PROGRESSION

FOR THE YEAR ENDED DECEMBER 31, 2006

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Number of units, beginning of year .................................................................................      17,570.1

Units Redeemed......................................................................................................      (2,786.9)
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Number of units, end of year .......................................................................................      14,783.2
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   The accompanying notes are an integral part of these financial statements.

WASHINGTON NATIONAL VARIABLE ANNUITY FUND B
STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

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                                                                                                             2006          2005
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Investment income:
   Income from short-term capital gains from investments and dividends in portfolio shares...........       $ 13,171      $ 15,992
Expenses:
   Mortality and expense risk fees...................................................................          1,499        12,851
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     Net investment income...........................................................................         11,672         3,141
Net realized gains on investments in portfolio shares:
   Net realized gains on sales of investments in portfolio shares....................................        109,237       126,110
   Net realized long-term capital gain distributions from investments in portfolio shares............         33,662             --
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     Net realized gain on investments in portfolio shares............................................        142,899       126,110
Net change in unrealized appreciation of investments in portfolio shares.............................            942       (41,719)
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       Net increase in net assets from operations....................................................       $155,513      $ 87,532
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STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

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                                                                                                             2006          2005
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Changes from operations:
   Net investment income.............................................................................       $ 11,672       $ 3,141
   Net realized gain on investments in portfolio shares..............................................        142,899       126,110
   Net change in unrealized depreciation of investments in portfolio shares..........................            942       (41,719)
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     Net increase in net assets from operations......................................................        155,513        87,532
Changes from contract owners' transactions:
   Contract redemptions..............................................................................       (139,169)     (156,218)
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     Net decrease in net assets from contract owners' transactions...................................       (139,169)     (156,218)
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       Net increase (decrease) in net assets.........................................................         16,344       (68,686)
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Net assets, beginning of year........................................................................        951,592     1,020,278
       Net assets, end of year.......................................................................       $967,936     $ 951,592
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   The accompanying notes are an integral part of these financial statements.

WASHINGTON NATIONAL VARIABLE ANNUITY FUND B
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2006 AND 2005

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(1) GENERAL

   The Washington National Variable Annuity Fund B, Class A (the "Fund") is a segregated investment account for individual variable annuity contracts, which are registered under the Securities Act of 1933. The Fund is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Fund invests solely in shares of Fundamental Investors, Inc., a diversified open-end management investment company.

   The operations of the Fund are included in the operations of Washington National Insurance Company (the "Company") pursuant to the provisions of the Illinois Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a Delaware Corporation ("Conseco"). Conseco is a publicly held specialized financial services holding company listed on the New York Stock Exchange.

   The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS, AND INCOME

   Investments in portfolio shares are valued using the net asset value of Fundamental Investors, Inc. Class A, at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a last-in first-out basis.

   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Fund as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Fund are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and net realized gains (losses) are retained in the Fund and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

   Net assets allocated to contract owners' deferred payment reserves are computed according to the Progressive Annuity Mortality Table. The assumed investment return is 3.5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares was $117,607 and $150,495 for the years ended December 31, 2006 and 2005, respectively. The aggregate proceeds from sales of investments in portfolio shares were $220,321 and $308,338 for the years ended December 31, 2006 and 2005, respectively.

(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by expense or mortality experience because the Company assumes the mortality risk and the expense risk under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for contract administrative charges may prove insufficient to cover the actual expenses.

   The Company deducts daily from the Fund a fee, which is equal on an annual basis to 1.022 percent of the daily value of the total investments of the Fund, for assuming the mortality and expense risks. These fees were $1,499 and $12,851 for the years ended December 31, 2006 and 2005, respectively. Mortality and Expense charges are net of transaction adjustments retained by Washington National Insurance Company of $7,624 and ($3,526), respectively.

   The Company deducts a sales and administrative charge from each purchase payment in the amount of 6.00 percent of such purchase payment plus $0.50 for administrative expense, but the total combined deduction may not exceed 9.00 percent. There were no such charges for the years ended December 31, 2006 and 2005.

WASHINGTON NATIONAL VARIABLE ANNUITY FUND B
NOTES TO FINANCIAL STATEMENTS--CONTINUED

DECEMBER 31, 2006 AND 2005

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5)   FINANCIAL HIGHLIGHTS

   The total return is defined as the percentage change of unit values from the beginning of the period to the end of the period. The investment income ratio is the ratio of income (including short-term capital gains from investments and dividends in portfolio shares) to the average daily net assets.


                                                       NET ASSETS                      INVESTMENT
                                                 ---------------------      TOTAL        INCOME      EXPENSE
                                         UNITS    UNIT VALUE    (000S)    RETURN (1)    RATIO (2)    RATIO (3)
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Fundamental Investors
  December 31, 2006 ...............     14,783         $44.56    $659        18.03%       1.36%       1.022%
  December 31, 2005 ...............     17,570         $37.75    $663        10.55%       1.76%       1.022%
  December 31, 2004 ...............     21,480         $34.15    $733        12.75%       1.88%       1.022%
  December 31, 2003 ...............     22,047         $30.29    $668        30.62%       1.65%       1.022%
  December 31, 2002 ...............     22,090         $23.18    $512       (18.19%)      1.98%       1.022%

(1) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

(2) These amounts represent the dividends, excluding distributions of long-term capital gains, received by the Fund from the underlying fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying fund in which the Fund invests.

(3) These amounts represent the annualized contract expenses of the variable account, consisting solely of mortality and expense charges that result in a direct reduction to unit values, for each period indicated. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


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TO THE BOARD OF DIRECTORS OF WASHINGTON NATIONAL INSURANCE COMPANY AND CONTRACT OWNERS OF WASHINGTON NATIONAL VARIABLE ANNUITY FUND B

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Washington National Variable Annuity Fund B (the "Fund") at December 31, 2006, the results of its operations and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2006 by correspondence with the investment fund's transfer agent, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
------------------------------
Indianapolis, Indiana
February 26, 2007

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WASHINGTON NATIONAL VARIABLE ANNUITY FUND B
SPONSOR
Washington National Insurance Company - Carmel, Indiana.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP - Indianapolis, Indiana.

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                     WASHINGTON NATIONAL INSURANCE COMPANY IS AN INDIRECT WHOLLY
                         OWNED SUBSIDIARY OF CONSECO, INC., A FINANCIAL SERVICES
                         ORGANIZATION HEADQUARTERED IN CARMEL, INDIANA. CONSECO,
                        INC., THROUGH ITS SUBSIDIARY COMPANIES, IS ONE OF MIDDLE
                         AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT AND
                     LENDING PRODUCTS, HELPING 13 MILLION CUSTOMERS STEP UP TO A
                                                     BETTER, MORE SECURE FUTURE.


                                           WASHINGTON NATIONAL INSURANCE COMPANY
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032

                                  (C) 2006 Washington National Insurance Company

                                                                 WWW.CONSECO.COM


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